Leases (Details) - Schedule of Maturities of Lease Liabilities - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	¥ 3,305,400
2025	2,862,103
2026	1,741,143
2027
2028
Total lease payments	7,908,646
Less: Imputed interest	(390,171)
Present value of lease liabilities	¥ 7,518,474